Other Current Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Financial Liabilities [Abstract]
Schedule of Other Current Financial Liabilities
As at December 31,	2024	2023
Security deposits	$604	$623
Satellite performance incentive payments	2,708	4,522
Interest payable(a)	20,849	21,719
Other	2,322	2,197
Other current financial liabilities	$26,483	$29,061

(a)      Interest payable included interest payable on indebtedness and satellite performance incentive payments.